A

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9%
	AEROSPACE & DEFENSE - 0.8%
4,941	AAR Corporation(a)	$ 325,019
6,187	Ducommun, Inc.(a)	402,650
5,766	Hexcel Corporation	364,930
10,927	Spirit AeroSystems Holdings, Inc., Class A(a)	384,740
		1,477,339
	APPAREL & TEXTILE PRODUCTS - 0.4%
72,865	Hanesbrands, Inc.(a)	462,693
3,611	Oxford Industries, Inc.	314,085
		776,778
	ASSET MANAGEMENT - 1.1%
20,364	B Riley Financial, Inc.(b)	100,089
4,986	Cohen & Steers, Inc.	445,549
16,583	Compass Diversified Holdings	367,313
2,552	Diamond Hill Investment Group, Inc.	403,293
22,326	SLR Investment Corporation	355,876
4,269	Stifel Financial Corporation	376,270
		2,048,390
	AUTOMOTIVE - 1.3%
29,919	Dana, Inc.	337,786
10,694	Gentex Corporation	335,043
7,284	Gentherm, Inc.(a)	368,133
31,650	Goodyear Tire & Rubber Company (The)(a)	279,153
3,145	Lear Corporation	366,864
3,585	Modine Manufacturing Company(a)	435,757
3,367	Visteon Corporation(a)	340,841
		2,463,577
	BANKING - 12.5%
6,739	1st Source Corporation	414,078
7,135	Ameris Bancorp	439,730
4,096	BancFirst Corporation	435,814
12,385	BankUnited, Inc.	475,955
15,185	Byline Bancorp, Inc.	421,384
11,016	Camden National Corporation	440,420
3,403	City Holding Company	404,072

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	BANKING - 12.5% (Continued)
7,609	Community Financial System, Inc.	$ 465,365
7,487	Customers Bancorp, Inc.(a)	387,976
4,938	East West Bancorp, Inc.	415,138
28,761	Farmers National Banc Corporation	447,234
9,240	FB Financial Corporation	445,553
14,970	First Busey Corporation	404,939
26,217	First Commonwealth Financial Corporation	451,457
16,167	First Financial Bancorp	427,940
12,161	First Financial Bankshares, Inc.	444,728
22,779	First Horizon Corporation	377,904
13,150	First Interstate BancSystem, Inc., Class A	408,308
10,791	First Merchants Corporation	420,849
26,259	FNB Corporation	393,360
21,370	Fulton Financial Corporation	413,510
9,709	Glacier Bancorp, Inc.	459,236
11,547	Hilltop Holdings, Inc.	379,319
15,106	Home BancShares, Inc.	420,551
33,835	Hope Bancorp, Inc.	432,750
7,948	Independent Bank Group, Inc.	462,733
6,350	International Bancshares Corporation	401,193
5,880	Lakeland Financial Corporation	400,722
10,246	Live Oak Bancshares, Inc.	440,476
8,854	Mercantile Bank Corporation	407,107
13,692	Metrocity Bankshares, Inc.	419,660
9,306	NBT Bancorp, Inc.	455,622
37,187	New York Community Bancorp, Inc.	403,107
31,565	Northwest Bancshares, Inc.	437,175
12,132	Peoples Bancorp, Inc.	388,224
5,875	Prosperity Bancshares, Inc.	432,283
11,766	Renasant Corporation	411,810
6,701	Republic Bancorp, Inc., Class A	428,194
10,848	S&T Bancorp, Inc.	466,138
14,925	Sandy Spring Bancorp, Inc.	467,152
5,712	ServisFirst Bancshares, Inc.	463,014

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	BANKING - 12.5% (Continued)
20,434	Simmons First National Corporation, Class A	$ 437,696
13,011	Southside Bancshares, Inc.	445,367
8,938	Synovus Financial Corporation	412,221
5,876	Texas Capital Bancshares, Inc.(a)	394,985
28,486	TFS Financial Corporation	386,840
13,173	Towne Bank	456,444
4,306	UMB Financial Corporation	446,059
11,073	United Bankshares, Inc.	430,408
14,109	United Community Banks, Inc.	429,901
51,465	Valley National Bancorp	446,716
8,308	Webster Financial Corporation	394,048
12,871	WesBanco, Inc.	414,575
7,467	Westamerica BanCorporation	386,716
5,746	Western Alliance Bancorp	469,332
3,662	Wintrust Financial Corporation	398,426
8,357	Zions Bancorp NA	414,173
		24,276,087
	BEVERAGES - 0.2%
331	Coca-Cola Consolidated, Inc.	444,334

	BIOTECH & PHARMA - 4.5%
32,069	ADMA Biologics, Inc.(a)	555,114
8,338	Agios Pharmaceuticals, Inc.(a)	382,798
59,573	ALX Oncology Holdings, Inc.(a)	138,209
36,242	Amicus Therapeutics, Inc.(a)	420,770
48,478	Ardelyx, Inc.(a)	299,594
58,089	BioCryst Pharmaceuticals, Inc.(a)	504,793
10,336	Biohaven Ltd.(a)	407,238
6,633	Cytokinetics, Inc.(a)	378,612
15,993	Exelixis, Inc.(a)	416,298
84,722	Geron Corporation(a)	402,430
5,245	Intra-Cellular Therapies, Inc.(a)	384,354
55,155	Ironwood Pharmaceuticals, Inc.(a)	279,084
2,609	Neurocrine Biosciences, Inc.(a)	331,500

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	BIOTECH & PHARMA - 4.5% (Continued)
12,556	Pacira BioSciences, Inc.(a)	$ 195,371
5,217	Prestige Consumer Healthcare, Inc.(a)	389,397
10,367	Protagonist Therapeutics, Inc.(a)	444,641
11,747	PTC Therapeutics, Inc.(a)	414,904
139,775	Revance Therapeutics, Inc.(a)	918,321
33,078	Sage Therapeutics, Inc.(a)	278,848
17,506	Syndax Pharmaceuticals, Inc.(a)	359,748
6,805	Viking Therapeutics, Inc.(a)	436,337
18,976	Xencor, Inc.(a)	331,890
		8,670,251
	BUSINESS DEVELOPMENT COMPANIES - 0.5%
18,032	Hercules Capital, Inc.(b)	345,673
29,348	New Mountain Finance Corporation	361,274
65,669	Prospect Capital Corporation(b)	343,449
		1,050,396
	CABLE & SATELLITE - 0.2%
1,015	Cable One, Inc.	358,011

	CHEMICALS - 3.7%
15,764	AdvanSix, Inc.	465,983
2,333	Balchem Corporation	413,011
3,909	Cabot Corporation	410,875
16,137	Chemours Company (The)	313,703
3,953	Hawkins, Inc.	500,726
4,680	HB Fuller Company	400,889
8,218	Ingevity Corporation(a)	324,858
2,907	Innospec, Inc.	335,061
3,322	Materion Corporation	385,485
4,325	Minerals Technologies, Inc.	333,458
697	NewMarket Corporation	399,918
16,388	Orion S.A.	305,636
2,122	Quaker Chemical Corporation	359,191
2,978	Rogers Corporation(a)	319,420
3,352	RPM International, Inc.	389,670

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	CHEMICALS - 3.7% (Continued)
4,869	Sensient Technologies Corporation	$ 379,003
4,278	Stepan Company	332,101
8,315	Valvoline, Inc.(a)	350,893
1,641	WD-40 Company	431,320
		7,151,201
	COMMERCIAL SUPPORT SERVICES - 1.6%
7,135	ABM Industries, Inc.	407,765
5,461	Brady Corporation, Class A	404,332
3,516	Brink's Company (The)	390,030
4,848	CBIZ, Inc.(a)	356,813
1,413	CorVel Corporation(a)	453,192
3,938	Insperity, Inc.	370,133
5,782	Kforce, Inc.	379,241
2,094	UniFirst Corporation	397,211
		3,158,717
	CONSTRUCTION MATERIALS - 0.8%
1,652	Eagle Materials, Inc.	425,803
14,312	MDU Resources Group, Inc.	367,675
2,135	Simpson Manufacturing Company, Inc.	390,833
9,812	Summit Materials, Inc., Class A(a)	397,386
		1,581,697
	CONSUMER SERVICES - 1.5%
515	Graham Holdings Co., Class B	409,523
2,568	Grand Canyon Education, Inc.(a)	372,386
24,060	Laureate Education, Inc., Class A	371,005
14,471	Matthews International Corporation, Class A	366,550
16,463	Medifast, Inc.	301,273
5,050	Service Corp International	395,264
22,837	Universal Technical Institute, Inc.(a)	398,506
11,701	Upbound Group, Inc.	389,643
		3,004,150
	CONTAINERS & PACKAGING - 0.9%
2,559	AptarGroup, Inc.	392,013
8,486	Silgan Holdings, Inc.	443,563

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	CONTAINERS & PACKAGING - 0.9% (Continued)
14,079	TriMas Corporation	$ 359,155
1,361	UFP Technologies, Inc.(a)	464,415
		1,659,146
	ELECTRIC UTILITIES - 1.6%
5,825	ALLETE, Inc.	370,179
6,681	Black Hills Corporation	394,981
39,825	Hawaiian Electric Industries, Inc.	427,321
3,887	IDACORP, Inc.	396,124
4,808	MGE Energy, Inc.	416,878
10,182	OGE Energy Corporation	402,800
5,018	Ormat Technologies, Inc.	373,992
9,812	TXNM Energy, Inc.	402,096
		3,184,371
	ELECTRICAL EQUIPMENT - 1.9%
4,115	AAON, Inc.	393,024
3,303	Advanced Energy Industries, Inc.	350,415
5,653	Alarm.com Holdings, Inc.(a)	336,580
1,928	Badger Meter, Inc.	398,980
3,830	Belden, Inc.	410,882
7,699	Cognex Corporation	310,886
3,630	Itron, Inc.(a)	371,059
2,612	OSI Systems, Inc.(a)	391,460
15,715	SMART Global Holdings, Inc.(a)	325,615
1,959	Watts Water Technologies, Inc., Class A	385,335
		3,674,236
	ENGINEERING & CONSTRUCTION - 2.2%
1,182	Comfort Systems USA, Inc.	417,860
985	EMCOR Group, Inc.	387,164
3,777	Exponent, Inc.	408,936
1,747	Installed Building Products, Inc.	388,376
5,599	KBR, Inc.	388,347
3,358	MasTec, Inc.(a)	379,891
2,647	MYR Group, Inc.(a)	266,818
3,864	NV5 Global, Inc.(a)	371,446

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	ENGINEERING & CONSTRUCTION - 2.2% (Continued)
7,200	Primoris Services Corporation	$ 406,368
1,760	Tetra Tech, Inc.	418,421
932	TopBuild Corporation(a)	366,295
		4,199,922
	ENTERTAINMENT CONTENT - 0.2%
45,471	Reservoir Media, Inc.(a)	352,855

	FOOD - 1.7%
5,943	Cal-Maine Foods, Inc.	428,135
9,780	Darling Ingredients, Inc.(a)	408,119
16,181	Flowers Foods, Inc.	376,046
51,986	Hain Celestial Group, Inc. (The)(a)	415,888
34,574	Herbalife Ltd.(a)	282,124
2,212	J & J Snack Foods Corporation	376,460
3,775	John B Sanfilippo & Son, Inc.	358,134
1,901	Lancaster Colony Corporation	324,615
3,449	Post Holdings, Inc.(a)	399,291
		3,368,812
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
4,375	Louisiana-Pacific Corporation	424,594
4,841	Trex Company, Inc.(a)	308,565
		733,159
	GAS & WATER UTILITIES - 1.8%
4,978	American States Water Company	405,308
22,924	Aris Water Solutions, Inc., Class A	385,582
3,383	Chesapeake Utilities Corporation	400,615
6,910	Middlesex Water Company	435,398
6,630	National Fuel Gas Company	396,209
8,405	New Jersey Resources Corporation	389,236
5,682	ONE Gas, Inc.	391,717
5,148	Southwest Gas Holdings, Inc.	374,363
5,915	Spire, Inc.	390,213
		3,568,641

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.4%
5,319	Acadia Healthcare Company, Inc.(a)	$ 435,786
100,341	Accolade, Inc.(a)	435,480
3,094	Addus HomeCare Corporation(a)	411,533
3,913	Amedisys, Inc.(a)	383,513
663	Chemed Corporation	388,631
2,904	Ensign Group, Inc. (The)	439,549
4,169	HealthEquity, Inc.(a)	331,686
872	Medpace Holdings, Inc.(a)	309,795
3,314	National HealthCare Corporation	454,449
25,899	NeoGenomics, Inc.(a)	427,851
26,609	Owens & Minor, Inc.(a)	413,504
19,241	Premier, Inc., Class A	391,939
6,097	RadNet, Inc.(a)	404,170
10,285	Select Medical Holdings Corporation	370,980
15,105	Surgery Partners, Inc.(a)	482,605
2,700	Tenet Healthcare Corporation(a)	447,768
		6,529,239
	HEALTH CARE REIT - 1.2%
14,312	CareTrust REIT, Inc.	427,643
15,742	Community Healthcare Trust, Inc.	294,848
83,434	Medical Properties Trust, Inc.(b)	375,453
5,304	National Health Investors, Inc.	431,905
10,675	Omega Healthcare Investors, Inc.	422,090
23,767	Sabra Health Care REIT, Inc.	404,990
		2,356,929
	HOME & OFFICE PRODUCTS - 0.9%
77,590	ACCO Brands Corporation	425,193
7,979	HNI Corporation	429,669
56,041	Newell Brands, Inc.	397,331
7,608	Tempur Sealy International, Inc.	398,887
		1,651,080
	HOME CONSTRUCTION - 2.9%
3,180	Armstrong World Industries, Inc.	403,097
5,532	Fortune Brands Innovations, Inc.	439,296

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	HOME CONSTRUCTION - 2.9% (Continued)
6,276	Green Brick Partners, Inc.(a)	$ 494,424
5,623	Griffon Corporation	372,186
26,668	JELD-WEN Holding, Inc.(a)	379,752
5,135	KB Home	429,851
4,014	LGI Homes, Inc.(a)	433,030
2,941	M/I Homes, Inc.(a)	468,708
2,219	Meritage Homes Corporation	439,517
3,309	Patrick Industries, Inc.	427,589
6,479	Taylor Morrison Home Corporation(a)	436,231
3,128	Toll Brothers, Inc.	450,652
9,644	Tri Pointe Homes, Inc.(a)	428,579
		5,602,912
	HOTEL REIT - 0.8%
42,512	DiamondRock Hospitality Company	373,680
37,302	RLJ Lodging Trust	354,369
3,597	Ryman Hospitality Properties, Inc.	373,944
25,068	Xenia Hotels & Resorts, Inc.	356,968
		1,458,961
	HOUSEHOLD PRODUCTS - 1.2%
9,330	Central Garden & Pet Company(a)	368,255
8,938	Edgewell Personal Care Company	359,486
12,161	Energizer Holdings, Inc.	394,016
3,873	Helen of Troy Ltd.(a)	206,741
3,096	Inter Parfums, Inc.	398,889
34,082	Nu Skin Enterprises, Inc., Class A	304,352
12,992	Quanex Building Products Corporation	358,969
		2,390,708
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.9%
2,489	Chart Industries, Inc.(a)	304,654
2,468	Enpro, Inc.	396,927
5,240	Gibraltar Industries, Inc.(a)	365,071
4,501	Timken Company (The)	380,470
1,309	Valmont Industries, Inc.	374,060
		1,821,182

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INDUSTRIAL REIT - 0.6%
2,112	EastGroup Properties, Inc.	$ 393,677
7,561	First Industrial Realty Trust, Inc.	428,936
8,057	Rexford Industrial Realty, Inc.	410,262
		1,232,875
	INDUSTRIAL SUPPORT SERVICES - 0.4%
1,855	Applied Industrial Technologies, Inc.	380,498
2,266	WESCO International, Inc.	374,751
		755,249
	INFRASTRUCTURE REIT - 0.3%
123,021	Uniti Group, Inc.	536,371

	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
1,723	Evercore Partners, Inc., Class A	423,410
5,553	SEI Investments Company	375,549
		798,959
	INSURANCE - 3.0%
8,185	AMERISAFE, Inc.	410,232
8,483	Employers Holdings, Inc.	406,760
59,474	Genworth Financial, Inc., Class A(a)	415,129
11,012	Horace Mann Educators Corporation	392,137
6,088	Kemper Corporation	380,561
932	Kinsale Capital Group, Inc.	457,696
6,760	Mercury General Corporation	447,715
10,553	NMI Holdings, Inc., Class A(a)	433,412
1,518	Primerica, Inc.	399,583
29,396	ProAssurance Corporation(a)	393,906
1,758	Reinsurance Group of America, Inc.	388,096
2,553	RLI Corporation	393,417
4,788	Safety Insurance Group, Inc.	423,977
12,218	Trupanion, Inc.(a),(b)	558,730
		5,901,351
	INTERNET MEDIA & SERVICES - 0.6%
187,095	Angi, Inc., Class A(a)	505,157
18,235	Cars.com, Inc.(a)	325,312

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INTERNET MEDIA & SERVICES - 0.6% (Continued)
11,525	TechTarget, Inc.(a)	$ 307,141
		1,137,610
	LEISURE FACILITIES & SERVICES - 1.5%
9,218	Cheesecake Factory, Inc. (The)	362,360
16,615	Cinemark Holdings, Inc.(a)	454,918
7,055	Jack in the Box, Inc.	348,235
4,118	Marriott Vacations Worldwide Corporation	304,732
7,726	Papa John's International, Inc.	365,981
6,583	St Joe Company (The)	390,832
2,092	Texas Roadhouse, Inc.	353,025
6,614	United Parks & Resorts, Inc.(a)	325,541
		2,905,624
	LEISURE PRODUCTS - 1.0%
4,936	Brunswick Corporation	390,191
7,454	Fox Factory Holding Corporation(a)	301,738
4,588	Polaris, Inc.	388,374
3,871	Thor Industries, Inc.	415,203
9,546	Vista Outdoor, Inc.(a)	382,222
		1,877,728
	MACHINERY - 3.9%
3,681	AGCO Corporation	335,118
4,254	Albany International Corporation, Class A	400,557
10,422	Columbus McKinnon Corporation	356,537
2,478	Crane Company	392,466
1,326	Curtiss-Wright Corporation	418,830
5,039	Donaldson Company, Inc.	366,486
27,076	Energy Recovery, Inc.(a)	439,714
3,422	ESCO Technologies, Inc.	410,332
3,738	Franklin Electric Company, Inc.	388,229
4,545	Graco, Inc.	378,826
7,537	Helios Technologies, Inc.	333,060
8,987	Hillenbrand, Inc.	296,212
3,787	John Bean Technologies Corporation	340,224
1,224	Kadant, Inc.	393,063

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	MACHINERY - 3.9% (Continued)
15,387	Kennametal, Inc.	$ 398,062
1,904	Lincoln Electric Holdings, Inc.	368,633
2,932	Lindsay Corporation	363,715
2,233	Standex International Corporation	398,925
3,649	Tennant Company	356,398
3,842	Toro Company (The)	355,769
		7,491,156
	MEDICAL EQUIPMENT & DEVICES - 2.2%
3,035	Glaukos Corporation(a)	406,356
5,247	Globus Medical, Inc., Class A(a)	381,457
4,342	Haemonetics Corporation(a)	328,168
3,025	ICU Medical, Inc.(a)	500,123
12,345	Integra LifeSciences Holdings Corporation(a)	251,097
14,681	Myriad Genetics, Inc.(a)	415,913
23,004	Neogen Corporation(a)	396,819
52,518	Paragon 28, Inc.(a)	436,950
32,102	Pulse Biosciences, Inc.(a),(b)	598,381
16,572	Veracyte, Inc.(a)	522,847
		4,238,111
	METALS & MINING - 0.8%
63,919	Coeur Mining, Inc.(a)	392,463
34,775	Compass Minerals International, Inc.	307,063
74,067	Hecla Mining Company	439,218
2,879	Royal Gold, Inc.	403,549
		1,542,293
	MORTGAGE FINANCE - 1.0%
36,711	Apollo Commercial Real Estate Finance, Inc.	388,769
54,018	Ares Commercial Real Estate Corporation	381,367
33,762	MFA Financial, Inc.	422,700
26,860	PennyMac Mortgage Investment Trust	381,681
55,350	Redwood Trust, Inc.	419,000
		1,993,517
	MULTI ASSET CLASS REIT - 0.6%
32,392	Armada Hoffler Properties, Inc.	398,746

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	MULTI ASSET CLASS REIT - 0.6% (Continued)
22,550	Elme Communities	$ 398,233
39,388	LXP Industrial Trust	408,060
		1,205,039
	OFFICE REIT - 2.2%
16,051	American Assets Trust, Inc.	437,389
82,942	Brandywine Realty Trust	433,787
27,061	Douglas Emmett, Inc.	432,976
38,297	Empire State Realty Trust, Inc., Class A	413,225
18,517	Equity Commonwealth(a)	375,340
13,893	Highwoods Properties, Inc.	447,631
74,682	Hudson Pacific Properties, Inc.	384,612
23,840	JBG SMITH Properties	414,816
11,511	Kilroy Realty Corporation	417,504
24,044	Veris Residential, Inc.	421,732
		4,179,012
	OIL & GAS PRODUCERS - 0.7%
14,227	Par Pacific Holdings, Inc.(a)	319,254
8,343	SM Energy Company	380,691
53,376	Southwestern Energy Company(a)	340,539
13,933	World Kinect Corporation	401,131
		1,441,615
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
19,313	Dril-Quip, Inc.(a)	314,995
15,188	Oceaneering International, Inc.(a)	409,923
57,837	RPC, Inc.	371,314
33,754	Select Water Solutions, Inc., Class A	389,184
103,822	TETRA Technologies, Inc.(a)	330,154
3,773	Tidewater, Inc.(a)	334,665
		2,150,235
	PUBLISHING & BROADCASTING - 0.2%
10,128	Scholastic Corporation	322,881

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 0.2%
3,386	McGrath RentCorporation	$ 366,196

	RENEWABLE ENERGY - 0.7%
12,469	Ameresco, Inc., Class A(a)	379,681
3,470	EnerSys	351,615
561,929	FuelCell Energy, Inc.(a)	227,469
22,633	Green Plains, Inc.(a)	320,710
		1,279,475
	RESIDENTIAL REIT - 0.7%
19,169	Independence Realty Trust, Inc.	398,332
9,092	NexPoint Residential Trust, Inc.	430,052
22,715	UMH Properties, Inc.	442,033
		1,270,417
	RETAIL - CONSUMER STAPLES - 1.4%
943	Casey's General Stores, Inc.	341,658
5,248	Ingles Markets, Inc., Class A	388,352
16,944	Natural Grocers by Vitamin Cottage, Inc.	451,050
3,659	Ollie's Bargain Outlet Holdings, Inc.(a)	327,700
19,148	SpartanNash Company	422,979
4,294	Sprouts Farmers Market, Inc.(a)	446,791
5,749	Weis Markets, Inc.	388,517
		2,767,047
	RETAIL - DISCRETIONARY - 2.3%
1,576	Asbury Automotive Group, Inc.(a)	387,129
3,437	Avis Budget Group, Inc.	281,800
1,496	Burlington Stores, Inc.(a)	401,287
816	Dillard's, Inc., Class A	276,600
13,215	Ethan Allen Interiors, Inc.	416,008
4,456	GMS, Inc.(a)	386,736
9,636	La-Z-Boy, Inc.	390,933
1,426	Lithia Motors, Inc.	429,340
15,055	Monro, Inc.	407,840
27,468	National Vision Holdings, Inc.(a)	290,062
8,610	Rush Enterprises, Inc., Class A	453,746

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	RETAIL - DISCRETIONARY - 2.3% (Continued)
6,595	Sonic Automotive, Inc., Class A	$ 411,132
		4,532,613
	RETAIL REIT - 1.9%
20,046	Acadia Realty Trust	451,234
1,631	Alexander's, Inc.	373,760
14,550	Four Corners Property Trust, Inc.	412,493
16,234	Kite Realty Group Trust	423,383
23,535	Macerich Company (The)	375,854
8,544	NNN REIT, Inc.	401,483
28,909	Retail Opportunity Investments Corporation	442,018
9,921	Saul Centers, Inc.	404,975
13,377	Tanger, Inc.	407,196
		3,692,396
	SEMICONDUCTORS - 3.3%
32,160	Aehr Test Systems(a),(b)	489,154
8,979	Amkor Technology, Inc.	295,409
2,814	Cirrus Logic, Inc.(a)	409,972
10,849	Cohu, Inc.(a)	291,947
4,994	Diodes, Inc.(a)	348,032
5,935	FormFactor, Inc.(a)	289,450
2,291	Impinj, Inc.(a)	385,117
4,252	IPG Photonics Corporation(a)	290,709
6,200	Lattice Semiconductor Corporation(a)	293,632
17,836	MaxLinear, Inc.(a)	270,750
2,751	MKS Instruments, Inc.	328,002
14,586	Photronics, Inc.(a)	377,194
5,118	Power Integrations, Inc.	343,418
12,025	Semtech Corporation(a)	526,935
3,245	Silicon Laboratories, Inc.(a)	384,111
1,709	Universal Display Corporation	331,067
7,690	Veeco Instruments, Inc.(a)	272,918
16,109	Vishay Intertechnology, Inc.	324,596
15,807	Wolfspeed, Inc.(a)	154,118
		6,406,531

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SOFTWARE - 4.2%
9,074	ACI Worldwide, Inc.(a)	$ 456,967
40,362	Amplitude, Inc.(a)	355,589
4,716	Blackbaud, Inc.(a)	394,258
10,139	Calix, Inc.(a)	377,576
2,955	CommVault Systems, Inc.(a)	459,207
15,666	Digi International, Inc.(a)	461,520
6,025	Donnelley Financial Solutions, Inc.(a)	401,627
2,605	Guidewire Software, Inc.(a)	387,546
56,056	Health Catalyst, Inc.(a)	403,043
1,456	Manhattan Associates, Inc.(a)	385,010
2,612	MicroStrategy, Inc., Class A(a),(b)	345,881
13,301	Omnicell, Inc.(a)	591,628
9,874	PDF Solutions, Inc.(a)	311,525
5,938	Pegasystems, Inc.	420,885
6,620	Progress Software Corporation	384,953
12,538	PROS Holdings, Inc.(a)	252,390
17,687	PubMatic, Inc., Class A(a)	275,917
5,952	Q2 Holdings, Inc.(a)	441,698
2,519	Qualys, Inc.(a)	315,303
1,909	SPS Commerce, Inc.(a)	381,304
7,488	Varonis Systems, Inc.(a)	423,821
		8,227,648
	SPECIALTY FINANCE - 1.5%
8,608	Encore Capital Group, Inc.(a)	431,089
5,771	Enova International, Inc.(a)	494,747
6,393	Essent Group Ltd.	411,006
1,987	Federal Agricultural Mortgage Corporation, Class C	392,373
16,762	MGIC Investment Corporation	426,258
3,562	Nelnet, Inc., Class A	411,696
2,907	World Acceptance Corporation(a)	342,590
		2,909,759
	SPECIALTY REIT - 0.2%
3,005	Lamar Advertising Company, Class A	377,969

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	STEEL - 0.5%
6,478	ATI, Inc.(a)	$ 413,815
6,554	Commercial Metals Company	351,229
17,743	Metallus, Inc.(a)	288,501
		1,053,545
	TECHNOLOGY HARDWARE - 3.6%
68,293	ADTRAN Holdings, Inc.	381,075
2,975	Arrow Electronics, Inc.(a)	401,863
9,103	Benchmark Electronics, Inc.	386,969
11,584	Digimarc Corporation(a),(b)	332,345
2,086	F5, Inc.(a)	423,771
30,520	Harmonic, Inc.(a)	441,013
58,986	Infinera Corporation(a),(b)	371,022
3,092	InterDigital, Inc.	428,428
20,789	Knowles Corporation(a)	383,557
7,068	Lumentum Holdings, Inc.(a)	407,187
29,087	NCR Voyix Corporation(a)	392,384
19,640	NetScout Systems, Inc.(a)	421,867
7,628	PAR Technology Corporation(a)	411,836
3,482	Plexus Corporation(a)	446,078
78,604	Powerfleet, Inc.(a)	392,234
438	Super Micro Computer, Inc.(a)	191,713
18,488	TTM Technologies, Inc.(a)	359,592
28,317	ViaSat, Inc.(a)	444,576
		7,017,510
	TECHNOLOGY SERVICES - 2.4%
835	CACI International, Inc., Class A(a)	407,580
8,725	CSG Systems International, Inc.	423,337
11,455	ExlService Holdings, Inc.(a)	418,566
11,159	Genpact Ltd.	437,768
2,420	ICF International, Inc.	401,139
2,164	Jack Henry & Associates, Inc.	374,437
1,791	MarketAxess Holdings, Inc.	434,120
4,206	MAXIMUS, Inc.	388,046

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TECHNOLOGY SERVICES - 2.4% (Continued)
4,803	Perficient, Inc.(a)	$ 361,042
126,487	Thoughtworks Holding, Inc.(a)	550,217
2,028	WEX, Inc.(a)	387,389
		4,583,641
	TELECOMMUNICATIONS - 1.0%
20,159	EchoStar Corporation, Class A(a)	373,748
320,734	Globalstar, Inc.(a)	400,918
13,494	Iridium Communications, Inc.	348,145
21,998	Shenandoah Telecommunications Company	332,610
17,329	Telephone and Data Systems, Inc.	409,310
		1,864,731
	TIMBER REIT - 0.2%
12,349	Rayonier, Inc.	380,473

	TRANSPORTATION & LOGISTICS - 2.6%
25,916	Air Transport Services Group, Inc.(a)	436,944
7,157	Allegiant Travel Company	301,167
52,042	CryoPort, Inc.(a)	485,031
8,796	Dorian, L.P.G Ltd.	342,956
18,950	Forward Air Corporation(b)	602,041
29,134	Heartland Express, Inc.	360,679
8,344	Hub Group, Inc., Class A	393,253
7,195	Knight-Swift Transportation Holdings, Inc.	376,874
1,951	Landstar System, Inc.	356,175
2,750	Matson, Inc.	380,325
2,917	Ryder System, Inc.	423,665
757	Saia, Inc.(a)	284,503
10,065	Werner Enterprises, Inc.	372,002
		5,115,615
	TRANSPORTATION EQUIPMENT - 0.8%
4,747	Allison Transmission Holdings, Inc.	440,285
6,656	Blue Bird Corporation(a)	340,654
12,121	Trinity Industries, Inc.	400,114

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares				Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TRANSPORTATION EQUIPMENT - 0.8% (Continued)
16,509	Wabash National Corporation			$ 321,265
				1,502,318
	WHOLESALE - CONSUMER STAPLES - 0.4%
7,267	Andersons, Inc. (The)			370,399
15,896	Calavo Growers, Inc.			365,926
				736,325
	WHOLESALE - DISCRETIONARY - 0.4%
4,875	ePlus, Inc.(a)			467,805
21,653	OPENLANE, Inc.(a)			375,246
				843,051

	TOTAL COMMON STOCKS (Cost $176,163,410)			193,649,967

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(d)
	BIOTECH & PHARMA - 0.0% (d)
6,384	Bristol-Myers Squibb Company - CVR(a)(f) (Cost $0)	1/23/2031	$12.00	–

	COLLATERAL FOR SECURITITES LOANED - 1.5%
	MONEY MARKET FUND - 1.5%
3,023,696	Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.25% (Cost $3,023,696)(c)(e)			3,023,696

	TOTAL INVESTMENTS - 101.4% (Cost $179,187,106)			$ 196,673,663
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%			(2,782,068)
	NET ASSETS - 100.0%			$ 193,891,595

CVR	- Contingent Value Right
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2024 was $2,969,826.
(c)	Security was purchased with cash received as collateral for securities on loan at August 31, 2024. Total collateral had a value of $3,023,696 at August 31, 2024.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate disclosed is the seven day effective yield as of August 31, 2024.
(f)	The fair value of this investment is determined using significant unobservable inputs.